Foundry Partners Small Cap Value Fund
Schedule of Investments
July 31, 2024 - (Unaudited)
COMMON STOCKS — 96.74% Shares Fair Value
Consumer Discretionary — 7.10%
American Woodmark Corp.
(a)
24,516 $ 2,504,309
Guess?, Inc. 130,707 3,143,503
Hovnanian Enterprises, Inc.
(a)
21,541 4,521,241
Hudson Technologies, Inc.
(a)
146,977 1,258,123
Interface, Inc. 134,732 2,328,169
Masterbrand, Inc.
(a)
228,422 4,123,017
Phinia, Inc. 92,898 4,152,541
22,030,903
Consumer Staples — 1.66%
Quanex Building Products Corp. 49,526 1,654,168
Vector Group Ltd. 272,536 3,483,010
5,137,178
Energy — 14.43%
Berry Corp. 567,653 3,894,100
Chord Energy Corp. 26,854 4,609,758
Crescent Energy Co. 327,913 4,010,376
DNOW, Inc.
(a)
274,199 4,211,696
EnerSys 35,981 3,955,391
Liberty Energy, Inc., Class A 149,060 3,599,799
MRC Global, Inc.
(a)
214,191 3,101,486
Murphy Oil Corp. 100,242 4,148,014
Select Energy Services, Inc., Class A 300,763 3,555,019
SM Energy Co. 79,128 3,655,714
VAALCO Energy, Inc. 285,996 2,047,731
Veren Inc.
(a)
513,966 4,008,935
44,798,019
Financials — 8.98%
Cathay General Bancorp 92,226 4,087,457
Enova International, Inc.
(a)
62,219 5,380,077
Enterprise Financial Services Corp. 44,658 2,361,068
Fidelis Insurance Holdings Ltd. 132,081 2,349,721
International Bancshares Corp. 58,741 3,961,493
Merchants Bancorp 45,313 2,039,085
OFG Bancorp 48,704 2,212,136
Pathward Financial Group, Inc. 51,682 3,490,602
StoneX Group, Inc.
(a)
23,445 1,953,906
27,835,545
Health Care — 9.40%
AdaptHealth Corp.
(a)
294,490 3,345,406
Evolent Health, Inc., Class A
(a)
195,643 4,562,395
Organon & Co. 184,332 4,029,498
Owens & Minor, Inc.
(a)
139,742 2,294,564
Pacira Pharmaceuticals, Inc.
(a)
199,051 4,110,402
Perrigo Co. PLC 143,185 4,047,840
Select Medical Holdings Corp. 119,314 4,743,925
SIGA Technologies, Inc. 202,031 2,016,269
29,150,299

Foundry Partners Small Cap Value Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
COMMON STOCKS — 96.74% - continued Shares Fair Value
Industrials — 28.35%
ABM Industries, Inc. 72,789 $ 4,044,157
Ardmore Shipping Corp.
(a)
187,069 4,055,656
Belden, Inc. 41,525 3,848,952
Copa Holdings, S.A., Class A 32,545 2,888,369
Costamare, Inc. 153,945 2,281,465
Covenant Logistics Group, Inc. 59,557 3,332,214
Danaos Corp. 16,278 1,407,884
Euronav NV 235,618 4,328,303
Gates Industrial Corp. PLC
(a)
226,528 4,211,156
Global Ship Lease, Inc. 157,871 4,170,952
H&E Equipment Services, Inc. 57,450 3,004,635
Healthcare Services Group, Inc.
(a)
194,489 2,223,009
Herc Holdings, Inc. 26,581 4,142,383
Hyster-Yale Materials Handling, Inc., Class A 45,295 3,702,413
ManpowerGroup, Inc. 55,349 4,238,627
Oshkosh Corp. 42,709 4,640,333
Primoris Services Corp. 61,878 3,494,251
Resideo Technologies, Inc.
(a)
199,874 4,541,137
REV Group, Inc. 146,405 4,272,098
SMART Global Holdings, Inc.
(a)
139,303 3,259,690
Teekay Tankers Ltd., Class A 46,518 3,044,138
Terex Corp. 60,204 3,808,505
Timken Co. (The) 54,513 4,739,905
Valmont Industries, Inc. 14,289 4,263,266
87,943,498
Materials — 5.77%
Alamos Gold, Inc., Class A 266,951 4,546,176
Apogee Enterprises, Inc. 29,747 2,041,834
Ecovyst, Inc.
(a)
40,698 388,259
MDU Resources Group, Inc. 148,213 3,992,858
Minerals Technologies, Inc. 11,895 932,330
Orion Engineered Carbons SA 91,566 2,254,355
Pan American Silver Corp. 162,884 3,743,074
17,898,886
Real Estate — 4.72%
Apple Hospitality REIT, Inc. 229,004 3,386,969
Cousins Properties, Inc. 160,642 4,419,262
NexPoint Residential Trust, Inc. 43,631 1,906,238
Park Hotels & Resorts, Inc. 263,732 3,971,804
Whitestone REIT 68,265 942,057
14,626,330
Technology — 11.30%
Clear Secure, Inc. 189,755 4,051,269
Concentrix Corp. 59,671 4,206,806
CSG Systems International, Inc. 45,154 2,115,013
Daktronics, Inc.
(a)
128,412 1,923,612
Immersion Corp. 171,919 2,195,406
Knowles Corp.
(a)
122,939 2,246,095

Foundry Partners Small Cap Value Fund
Schedule of Investments (continued)
July 31, 2024 - (Unaudited)
COMMON STOCKS — 96.74% - continued Shares Fair Value
Technology — 11.30% - continued
Pagseguro Digital Ltd., Class A
(a)
289,091 $ 3,694,583
Paysafe Ltd.
(a)
101,427 2,128,953
Pegasystems, Inc. 63,734 4,443,534
RingCentral, Inc., Class A
(a)
121,562 4,260,748
Western Union Co. (The) 316,792 3,766,657
35,032,676
Utilities — 5.03%
Algonquin Power & Utilities Corp. 647,321 4,039,283
Avista Corp. 105,551 4,135,488
Northwest Natural Holding Co. 41,808 1,671,484
Suburban Propane Partners, L.P. 92,265 1,694,908
UGI Corp. 163,483 4,051,109
15,592,272
Total Common Stocks (Cost $278,891,200) 300,045,606
MONEY MARKET FUNDS - 3.46%
Federated Hermes Government Obligations Fund, Institutional Class,
5.19%
(b)
10,726,629 10,726,629
Total Money Market Funds (Cost $10,726,629) 10,726,629
Total Investments — 100.20% (Cost $289,617,829) 310,772,235
Liabilities in Excess of Other Assets — (0.20)% (634,986)
NET ASSETS — 100.00% $ 310,137,249
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2024.
REIT - Real Estate Investment Trust